Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair value represents the amount expected to be received to sell an asset or paid to transfer a liability in its principal or most advantageous market in an orderly transaction between market participants at the measurement date.
Depending on the nature of the asset or liability, the Company uses various valuation methodologies and assumptions to estimate fair value. The measurement of fair value under U.S. GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs. This hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows. During the year ended December 31, 2024 there were no transfers into or out of Levels 1-3.
The fair value hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:
Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and is used to measure fair value whenever available. A contractually binding sales price also provides reliable evidence of fair value.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.
Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company's best information and assumptions that a market participant would consider.
In accordance with fair value accounting guidance, the Company measures, records, and reports various types of assets and liabilities at fair value on either a recurring or non-recurring basis in the Consolidated Financial Statements. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.
Valuation Methods for Assets and Liabilities Measured at Fair Value on a Recurring Basis
Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:
Available-for-Sale Securities
The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness.
Other Investment Securities
Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in FHLB stock and MIB bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations. Equity securities that are not actively traded are classified in Level 2.
Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment. The Company uses Level 1 inputs to value equity securities that are traded in active markets.
Loans Held for Sale
The fair value of the committed in forward sale agreements loans is the price at which they could be sold in the principal market at the measurement date, therefore the Company classifies as level 2.
Derivative Assets and Liabilities
Derivative assets and liabilities include interest rate lock commitments ("IRLCs") and forward sale commitments. The fair values of IRLCs and forward sale commitments are determined using readily observable market data such as interest rates, prices, volatility factors, and customer credit-related adjustments. For IRLCs, the fair value is subject to the anticipated loan funding probability (pull-through rate), which is considered an unobservable factor. Factors that affect pull-through rates include origination channel, current mortgage interest rates in the market versus the interest rate incorporated in the IRLC, the purpose of the mortgage, stage of completion of the underlying application and underwriting process, and the time remaining until the IRLC expires. The Company classifies IRLCs as Level 3 due to the unobservable input of pull-through rates. As of September 30, 2024, the Company elected not to record the derivatives associated with IRLC due to the reduced volume of loans sold to the secondary market and therefore immateriality of the derivative.
Fair values of interest rate swaps are determined using a discounted cash flow analysis on the expected cash flows of each derivative, which also includes a credit value adjustment for client swaps. An independent third-party valuation is used to verify and confirm these values, which are classified as Level 2 within the fair value hierarchy.
Mortgage Servicing Rights (MSRs)
The Company sold its servicing portfolio on January 31, 2024. In prior periods, the fair value of MSRs is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rate, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its MSRs as Level 3.

		Fair Value Measurements
(dollars in thousands)	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Assets:
U.S. Treasury	$4,915	$4,915	$—	$—
U.S. government and federal agency obligations	401	—	401	—
U.S. government-sponsored enterprises	12,804	—	12,804	—
Obligations of states and political subdivisions	102,486	—	102,486	—
Mortgage-backed securities	78,110	—	78,110	—
Other debt securities	18,687	—	18,687	—
Bank-issued trust preferred securities	1,249	—	1,249	—
Equity securities	74	74	—	—
Derivative instruments, interest rate swaps	66	—	66	—
Total	$218,792	$4,989	$213,803	$—
Liabilities:
Derivative instruments, interest rate swaps	$89	$—	$89	$—
Total	$89	$—	$89	$—

December 31, 2023
Assets:
U.S. Treasury	$1,978	$1,978	$—	$—
U.S. government and federal agency obligations	427	—	427	—
U.S. government-sponsored enterprises	21,822	—	21,822	—
Obligations of states and political subdivisions	106,885	—	106,885	—
Mortgage-backed securities	45,640	—	45,640	—
Other debt securities	10,821	—	10,821	—
Bank-issued trust preferred securities	1,169	—	1,169	—
Equity securities	78	78	—	—
Interest rate lock commitments	43	—	—	43
Loans held for sale	3,884	—	3,884	—
Mortgage servicing rights	1,738	—	—	1,738
Total	$194,485	$2,056	$190,648	$1,781
Liabilities:
Interest rate lock commitments	$2	$—	$—	$2
Forward sale commitments	41	—	41	—
Total	$43	$—	$41	$2
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(dollars in thousands)	Mortgage Servicing Rights	Interest Rate Lock Commitments
Balance at December 31, 2022	$2,899	$2
Total (losses) or gains (realized/unrealized):
Included in earnings	(1,200)	(35)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	—	(169)
Issues	39	243
Settlements	—	—
Balance at December 31, 2023	$1,738	$41
Total (losses) or gains (realized/unrealized):
Included in earnings	(68)	(11)
Included in other comprehensive income	—	—
Purchases	—	—
Sales	(1,670)	(86)
Issues	—	56
Settlements	—	—
Balance at December 31, 2024	$—	$—
Valuation methods for instruments measured at fair value on a nonrecurring basis
Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:
Collateral Dependent Loans
While the overall loan portfolio is not carried at fair value, the Company periodically records nonrecurring adjustments to the carrying value of impaired loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral dependent loans when establishing the allowance for credit losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. In determining the fair value of real estate collateral, the Company relies on external and internal appraisals of property values depending on the size and complexity of the real estate collateral. The appraisals may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal, or other information available. The Company maintains staff trained to perform in-house evaluations and also to review third-party appraisal reports for reasonableness. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgments based on the experience and expertise of internal specialists. Fair values of all loan collateral are regularly reviewed by executive loan committee. Because many of these inputs are not observable, the measurements are classified as Level 3.
Other Real Estate Owned and Repossessed Assets
Other real estate owned ("OREO") and repossessed assets consist of loan collateral repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Subsequent to foreclosure, these assets are initially carried at fair value of the collateral less estimated selling costs. Fair value, when recorded, is generally based upon appraisals by approved, independent state certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal or other information available. During the holding period, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
(dollars in thousands)	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)*
December 31, 2024
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$641	$—	$—	$641	$(1,931)
Real estate construction - residential	260	—	—	260	—
Real estate mortgage - residential	—	—	—	—	(50)
Real estate mortgage - commercial	65	—	—	65	(436)
Total	$966	$—	$—	$966	$(2,417)
Other real estate and repossessed assets	$546	$—	$—	$546	$875

December 31, 2023
Assets:
Collateral dependent loans:
Commercial, financial, & agricultural	$921	$—	$—	$921	$(76)
Real estate construction - residential	268	—	—	268	—
Real estate mortgage - residential	27	—	—	27	(88)
Real estate mortgage - commercial	$2,369	$—	$—	$2,369	$(32)
Total	$3,585	$—	$—	$3,585	$(196)
Other real estate and repossessed assets	$1,744	$—	$—	$1,744	$(4,431)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.